Segment information and revenue analysis	6 Months Ended
Jun. 30, 2026
Segment Information And Revenue Analysis
Segment information and revenue analysis

Note 15 – Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC and Hong Kong.

Disaggregated information of revenues by business lines are as follows:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	(Unaudited)	(Unaudited)
Business integration services	$—	$—
Digital advertising and marketing campaign services	1,864,869	3,443,594
Total revenues	$1,864,869	$3,443,594

Disaggregated information of revenues by geography are as follows:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	(Unaudited)	(Unaudited)
Mainland China	$1,864,869	$3,443,594
Outside Mainland China	—	—
Total revenues	$1,864,869	$3,443,594